Provisions for pensions - France (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
France | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 17,742,000	$ 19,122,000
Service cost	1,287,000	1,154,000
Borrowing costs	644,000	539,000
Actuarial differences	(1,656,000)	(1,035,000)
Benefits paid	(1,461,000)	(894,000)
Exchange differences	2,325,000	(1,144,000)
Obligations at end of year	18,881,000	$ 17,742,000
Pension Plans | Wholly unfunded defined benefit plans [member]
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate		3.40%
Expected inflation rate		2.20%
Discretionary contributions to the defined benefit pension and postretirement plans	$ 625,000
Pension Plans | France | Wholly unfunded defined benefit plans [member]
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	3.88%
Expected inflation rate	2.00%
Weighted average duration of defined benefit obligation	14 years 7 months 6 days	14 years 1 month 6 days
Pension Plans | France | Discount rates | Wholly unfunded defined benefit plans [member]
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Change in discount	1.00%	1.00%
Change in provision	$ 2,119,000	$ 1,543,000
Minimum | Pension Plans | France | Wholly unfunded defined benefit plans [member]
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	1.60%	1.60%
Retirement age	64 years	64 years
Maximum | Pension Plans | France | Wholly unfunded defined benefit plans [member]
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	6.10%	6.10%
Retirement age	65 years	65 years